Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement
Schedule of assets that are measured at fair value on a recurring basis

	Level 1	Level 2	Level 3
	RMB	RMB	RMB
As of December 31, 2022
Short-term investments_ Fair value option (i)	—	2,434,864	—
Long-term investment securities, net_ Available-for-sale (ii)	—	557,492	—
As of December 31, 2021
Short-term investments	—	3,621,637	—
(i)	Short-term investments represent structured deposits and the Group values these short-term investments based on quoted prices of similar products provided by banks at the end of each year, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.
(ii)	Long-term investment securities, net include debt-classified securities held by the Group with original maturities of more than one year. The Group classifies the long-term investment securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320 and the Group values these long-term investment securities classified as available-for-sale based on quoted prices of similar products provided by banks at the end of each year, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.